PROJECT ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PROJECT ASSETS
Project assets - Development cost, including project acquisition and land cost	$ 651,920	$ 444,858
Project assets - EPC and other construction cost	205,666	379,635
Total project assets	857,586	824,493
Current portion	280,793	385,964
Non-current portion	576,793	438,529
Impairment loss of project assets	16,239	1,674	$ 17,152
Interest capitalized - project assets	$ 27,676	$ 26,439	$ 17,316